Note 38 - Dividend Income	12 Months Ended
Dec. 31, 2017
Dividend income Abstract
Dividend Income

Dividend income

The balances for this heading in the accompanying consolidated income statements correspond to dividends on shares and equity instruments other than those from shares in entities accounted for using the equity method (see Note 39), as can be seen in the breakdown below:

Dividend Income (Millions of euros)
	2017	2016	2015
Dividends from:
Financial assets held for trading	145	156	144
Available-for-sale financial assets	188	307	271
Other	-	5	-
Total	334	467	415